                  COLONIAL NEW YORK TAX-EXEMPT FUND HIGHLIGHTS

                        FEBRUARY 1, 1995 - JULY 31, 1995


INVESTMENT OBJECTIVE: Colonial New York Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and New York state personal income tax and opportunities for long-term appreciation. For New York City residents, the Fund's income may also be exempt from New York City personal income tax.

STRATEGY: The Fund pursues its objective by investing primarily in investment-grade municipal bonds issued by the state of New York and its municipalities.

THE FUND IS DESIGNED TO OFFER:
  - High double- or triple-tax-free monthly income
  - Diversification
  - Emphasis on quality

PORTFOLIO MANAGER COMMENTARY: "New York's economy is slowly recovering. Although discussions about tax-reform in Washington have had a negative impact on New York municipal bonds, the overall economic environment for these securities remains favorable."



                  COLONIAL NEW YORK TAX-EXEMPT FUND PERFORMANCE

                                                       CLASS A           CLASS B
     Inception dates                                   9/26/86            8/4/92
     Distributions declared per share                   $0.209            $0.183
     SEC Yields on 7/31/95                                5.40%             4.92%
     Taxable-equivalent SEC Yields*                      10.17%             9.26%
     Total returns, assuming reinvestment of
     all distributions and no sales charge
     or contingent deferred sales charge (CDSC)
     - 6 months                                           6.13%             5.74%
     - 12 months                                          5.57%             4.79%
     Net asset values per share at 7/31/95              $ 6.88            $ 6.88

*Reflects exemption from federal, state, and New York City personal income tax.



TOP FIVE SECTORS
1. Education ....................13.25%
2. Turnpike/Toll Road/Bridge ....12.30%
3. Transportation ...............11.52%
4. Public Facilities ............10.84%
5. Tax Allocation ............... 8.44%




QUALITY BREAKDOWN
AAA .............................27.54%
AA ..............................13.86%
A ...............................21.70%
BBB .............................31.08%
BB .............................. 0.77%
B ............................... 0.49%
Non-rated ....................... 4.56%


                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

During the six months ended July 31, 1995, most fixed-income investments provided attractive returns for investors. This reflected the decline in interest rates that followed the overall slowing of the U.S. economy.

Almost all sectors of the bond market performed well during the period, including corporate bonds, U.S. government bonds, and the New York municipal bonds that are your Fund's primary investment focus. However, there were some unfavorable developments that caused municipal securities to underperform some other sectors of the bond market. Although discussions of tax reform in Washington and some developments within your state created a less than ideal environment for New York municipal bonds, the Fund still provided positive total returns based on net asset value.

Jeffrey Augustine, Lead Portfolio Manager of Colonial New York Tax-Exempt Fund, believes that although the potential impact of tax reform will continue to be a concern, the economic environment for New York municipal bonds should continue to improve in the months ahead. In the following report, Jeff comments on the Fund's management strategy and on key issues affecting the New York municipal bond market.

Respectfully,

/s/  John A. McNeice, Jr.
----------------------------
     John A. McNeice, Jr.

President
September 13, 1995

                           PORTFOLIO MANAGEMENT REPORT

JEFFREY AUGUSTINE is the Lead Portfolio Manager of Colonial New York Tax-Exempt Fund. Jeff also manages four other Colonial tax-exempt funds. Before joining Colonial, he was a General Partner in Naegele Augustine and Company, a Chicago Board Options Exchange member firm. Jeff received a B.S. from Loyola University of Chicago and he is a Chartered Financial Analyst.

SLOWING ECONOMY, LOWER INTEREST RATES BENEFIT FUND: It appears that the U.S. economy is coming in for the "soft landing" that has been the Federal Reserve Board's goal for the last two years. Real gross domestic product (GDP) for the first two quarters of 1995 grew at an annualized rate of 2.8% and 1.1%, respectively, down significantly from the annualized GDP growth rate of 5.1% for the final quarter of 1994. This economic weakness, which translated into lower interest rates, had a favorable impact on prices in the municipal bond market. This was reflected in your Fund's total return and net asset value at the end of the period.

BUDGET CUTS AFFECT SECURITY SELECTION: The state legislature balanced the fiscal 1996 budget. To accomplish this, expenditures were reduced by $344 million, with a large portion of the cuts coming from local aid. This places a greater financial burden on local governments in general, and New York City in particular, to maintain vital services, including health care. For this reason, we currently prefer state-issued bonds over New York City bonds.

LOWER TAXES MAY STIMULATE ECONOMY: Governor Pataki has followed through on his campaign pledge to lower taxes -- the state income tax will be lowered by 20% over three years. The Governor believes lower taxes will attract new businesses that will be a source of jobs and tax revenues to the state. The unknown factor is whether the state can balance short-term revenue losses with spending reductions as the tax cut is implemented.

DISCUSSION OF TAX REFORM AFFECTS MARKET: With the recent shift in the political climate in Washington, many strategies to help balance the federal budget are being explored, including tax reform. Whenever this topic surfaces, the tax-exempt status of municipal bonds comes under review, and the most recent discussions have been no exception. The resulting scrutiny given to the municipal bond market contributed to the market's underperformance relative to U.S. government and corporate bonds. Despite this challenging environment, however, your Fund's Class A shares still turned in a positive total return of 6.13% based on net asset value.

NEW YORK'S MUNI SUPPLY CONTINUES TO DECLINE: Low supply in New York's municipal bond market partially offset the negative influence of tax reform discussions in Washington. Although interest rates have declined in recent months, there has not been a significant increase in refinancing activity. At the same time, the new issue supply of New York municipal bonds remains relatively low. Colonial management believes that the supply of New York's new issue bonds may go as low as $14.45 billion by the end of 1995, down from a high of $30.77 billion in 1993.

LOOKING AHEAD: We will continue to monitor the tax-reform debate closely, and we remain cautiously optimistic about New York's municipal bond market.

    COLONIAL NEW YORK TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE
           Change in Value of $10,000 from 9/86-7/95
Based on Net Asset Value and Maximum Offering Price for Class A Shares

 [GRAPH FOR COLONIAL NEW YORK TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE]

    PERFORMANCE GRAPH FIGURES

 NAV             MOP
10,000          9,526
10,268          9,780
10,530         10,030
 9,798          9,333
 9,356          8,912
 9,797          9,332
10,126          9,645
10,347          9,855
10,626         10,122
10,862         10,346
10,935         10,415
11,412         10,870
11,369         10,829
11,693         11,138
11,663         11,109
11,962         11,394
11,918         11,352
12,317         11,732
12,568         11,971
12,863         12,252
13,476         12,836
13,880         13,221
13,906         13,246
14,465         13,778
14,822         14,118
15,059         14,344
15,637         14,894
16,176         15,408
16,690         15,897
16,898         16,095
15,832         15,080
15,906         15,150
16,004         15,244
15,568         14,829
16,859         16,058
17,012         16,204
17,148         16,334


A $10,000 investment in Class B shares made on August 4, 1992 (inception) at net asset value would have been valued at $11,286 on July 31, 1995. The same investment after deducting the applicable CDSC would have grown to $10,997 on July 31, 1995.


   AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 1995 (MOST RECENT QUARTER END)
-------------------------------------------------------------------------------
                           CLASS A SHARES                  CLASS B SHARES
                           Inception 9/26/86             Inception 8/4/92
                          NAV            MOP            NAV         W/CDSC
-------------------------------------------------------------------------------
1 YEAR                   6.96%          1.88%          6.17%         1.17%
-------------------------------------------------------------------------------
5 YEARS                  7.30%          6.26%            --            --
-------------------------------------------------------------------------------
SINCE INCEPTION          6.25%          5.66%          3.99%         3.06%
-------------------------------------------------------------------------------


A portion of the Fund's income may be subject to the alternative minimum tax.

The 30-day SEC yield on July 31, 1995, of 5.40% for Class A shares and 4.92% for Class B shares reflects the portfolio's earning power, net of expenses, and does not include changes in Fund price.

If the Adviser had not borne certain Fund expenses, total returns would have been lower and the yield for Class A shares would have been 4.96%, and the yield for Class B shares would have been 4.46%. Taxable-equivalent SEC Yields are based on the maximum 46.88% combined federal, state, and New York City personal income tax rate.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) return does not include sales charges or CDSC. Maximum offering price (MOP) return includes the maximum sales charge of 4.75%. The CDSC returns reflect charges of: one year, 5.00%; since inception, 3.00%.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                     INVESTMENT PORTFOLIO
            JULY 31, 1995 (UNAUDITED, IN THOUSANDS)


MUNICIPAL BONDS - 98.4%                                                                  PAR                 VALUE
----------------------------------------------------------------------------------------------------------------------------
EDUCATION - 13.4%
   Monroe County Industrial
    Development Agency, Roberts
    Weslyan College,
                                                  7.400%       09/01/11               $    750            $      787
   State Dormitory Authority:
    City University System, Series 1990-C,
                                                  7.500%       07/01/10                  1,500                 1,712
    Series 1985-A,
                                                  7.800%       12/01/05                    185                   200
    Series 1993-A:
                                                  5.250%       05/15/21 (a)              3,000                 2,614
                                                  5.375%       05/15/16                  3,000                 2,644
                                                  6.000%       07/01/20                  2,000                 1,905
    State University, Series A,
                                                  5.875%       05/15/17                  2,000                 1,907
    University of New York:
      Series 1990-B,
                                                  7.500%       05/15/11                  1,000                 1,144
      Series 1993-A,
                                                  5.750%       07/01/13                  1,000                   937
                                                                                                          ----------
                                                                                                              13,850
                                                                                                          ----------

----------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION - 0.4%
   PR Commonwealth of Puerto Rico,
    Series 1993,
                                                  3.260%       07/01/08(b)               1,100(c)                373
                                                                                                          ----------
----------------------------------------------------------------------------------------------------------------------------
HEALTH - 11.5%
   HOSPITAL - 6.3%
   State Certificate of Participation,
    Office of Mental Health,
                                                  8.300%       09/01/12                  1,000                 1,079
   State Medical Care Facilities
    Finance Agency:
     Presbyterian Hospital, Series 1994-A,
                                                  5.500%       08/15/24(a)               5,000                 4,594
     Vassar Brothers
     Hospital, Series 1987-A,
                                                  8.250%       11/01/13                    740                   790
                                                                                                          ----------
                                                                                                               6,463
                                                                                                          ----------


                              Investment Portfolio/July 31, 1995
-------------------------------------------------------------------------------------------------------------------

    HUMAN SERVICES PROVIDERS - 4.9%
    State Medical Care Facilities
     Finance Agency:
      Mental Health Services, Series F,
                                                   5.250%       02/15/19               $  4,000          $    3,620
      Series 1987-A,
                                                   8.875%       08/15/07                    270                 295
      Series 1990-B,
                                                   7.875%       08/15/08                    250                 279
      Series 1991-D,
                                                   7.400%       02/15/18                    820                 894

                                                                                                         ----------
                                                                                                              5,088
                                                                                                         ----------
    NURSING HOME - 0.3%
    State Dormitory Authority,
     Menorah Campus, Series 1991-A,
                                                   7.400%       02/01/31                    245                 269
                                                                                                         ----------

-------------------------------------------------------------------------------------------------------------------
 HOUSING - 12.8%
    MULTI-FAMILY - 8.3%
    Hudson Housing Development Corp.,
     Providence Hall-Schuyler Project,
     Series 1992-A,
                                                   6.500%       01/01/22                    750                 760
    New York City Housing Development
     Corp., Multi-family Housing,
     Series 1993-A,
                                                   6.550%       10/01/15                  1,500               1,509
    Nyack Housing Assistance
     Corp., Plaza Apartments,
                                                   7.375%       06/01/21                  1,398               1,373
    State Housing Finance Agency:
     Multi-family Housing, Series 1989-B,
                                                   7.550%       11/01/29(a)                 235                 247
     New York City, Series 1990-A,
                                                   8.000%       11/01/08                    250                 280
     Series C,
                                                   6.125%       03/15/20                  3,000               2,899
    Yorktown Housing Corp.,
     Beaveridge Apartments,
                                                   7.375%       06/01/21                  1,456               1,456
                                                                                                         ----------
                                                                                                              8,524
                                                                                                         ----------
    SINGLE-FAMILY - 4.5%
    Mortgage Agency:
     Series EE 1,
                                                   8.050%       04/01/16                    825                 881
     Series MM 1,
                                                   7.950%       10/01/21                  1,000               1,076



                       Investment Portfolio/July 31, 1995
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                                     PAR                VALUE
------------------------------------------------------------------------------------------------------------------------------
HOUSING - CONT.
SINGLE - FAMILY - CONT.
   State Dormitory Authority,
    Series 1993-A,
                                                  5.250%       05/15/21                $     2,320            $    1,969
   State Mortgage Agency:
    Series BB-2,
                                                  7.950%       10/01/15                        570                   596
    Series 10-A,
                                                  8.100%       04/01/14                        105                   111
                                                                                                              ----------
                                                                                                                   4,633
                                                                                                              ----------

------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.6%
   CHEMICALS - 1.2%
   Monroe County Industrial
    Development Agency, Yorkmill Realty,
                                                  9.500%       12/01/06                      1,205                 1,258
                                                                                                              ----------

   MACHINERY & COMPUTER CHIPS - 0.6%
   Monroe County Industrial Development
    Agency, Accede Mold & Tool Co.,
                                                 10.750%       11/01/07                        615                   619
                                                                                                              ----------

   POLLUTION CONTROL REVENUE - 2.8%
   Onondaga County Industrial
    Development Authority, Bristol-Myers
    Squibb Co., Series 1994,
                                                  5.750%       03/01/24(a)                   3,000                 2,929
                                                                                                              ----------

------------------------------------------------------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - 10.8%
   Albany Parking Authority,
    Green and Hudson Garage Project,
    Series 1991-A,
                                                  7.150%       09/15/16                        250                   261
   New York City Industrial
    Development Agency, United States Tennis
    Association, Tennis Center Project,
                                                  6.375%       11/15/14(a)                   1,500                 1,554
   State Dormitory Authority,
    Series 1991-A,
                                                  9.500%       04/15/14                      1,000                 1,168
   State Urban Development Corp.,
    Correctional Facilities:
     Series 4,                                                                               5,000                 4,313
                                                  5.375%       01/01/23
     Series 1993-A,
                                                  5.500%       01/01/14                      3,000                 2,753




                       Investment Portfolio/July 31, 1995
--------------------------------------------------------------------------------------------------------------------
   Triborough Bridge & Tunnel
    Authority, Javits Convention Center
    Project, Series E,
                                                  7.250%       01/01/10                 $  1,000         $    1,114
                                                                                                         ----------
                                                                                                             11,163
                                                                                                         ----------

--------------------------------------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 12.3%
   TURNPIKE/TOLL ROAD/BRIDGE
   State Thruway Authority,
    Series A,
                                                  5.500%       01/01/23(a)                 5,015              4,689
   Triborough Bridge & Tunnel Authority:
    Series A,
                                                  4.750%       01/01/19                    4,000              3,340
    Series L:
                                                  8.000%       01/01/07                    1,000              1,094
                                                  8.125%       01/01/12                    1,100              1,196
    Series Y,
                                                  6.000%       01/01/12(a)                 1,750              1,800
    Series 1993-B,
                                                    (d)        01/01/21                    2,000                430
   PR Commonwealth of Puerto Rico,
    Highway & Transportation Authority,
                                                  3.515%       07/01/09(b)                   365(c)             126
                                                                                                         ----------
                                                                                                             12,675
                                                                                                         ----------

--------------------------------------------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATION(e) - 1.9%
   State Dormitory Authority, State
    University of New York, Series 1991-A,
                                                  7.250%       05/15/18                    1,000              1,167
   State Medical Care Facilities
    Finance Agency, Series 1990-B,
                                                  7.875%       08/15/08                      225                264
   Syracuse Industrial Development
    Authority, Parking Facilities,
    Series 1990-A,
                                                  7.700%       06/01/15                      500                568
                                                                                                         ----------
                                                                                                              1,999
                                                                                                         ----------

--------------------------------------------------------------------------------------------------------------------
SERVICES - 1.1%
   BUSINESS SERVICES
   United Nations Development Corp.,
    Series 1992-A,
                                                  6.000%       07/01/07(a)                 1,125              1,162
                                                                                                         ----------

                       Investment Portfolio/July 31, 1995
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                              PAR                    VALUE
---------------------------------------------------------------------------------------------------------------------
SOLID WASTE - 1.8%
   MISCELLANEOUS DISPOSAL - 0.8%
   St. Lawrence County Solid Waste
    Disposal Authority, Series 1987,
                                                  8.875%       01/01/08          $    750                  $      792
                                                                                                           ----------

   RESOURCE RECOVERY - 1.0%
   Babylon Industrial Development
    Agency, Ogden Martin Systems,
    Series 1985-B,
                                                  8.500%       01/01/19               495                         539
   Warren & Washington Counties
    Industrial Development Authority,
    Adirondack Series 1991-A,
                                                  8.000%       12/15/12               500                         506
                                                                                                           ----------
                                                                                                                1,045
                                                                                                           ----------

---------------------------------------------------------------------------------------------------------------------
TAX ALLOCATION - 8.4%
   State Energy Research & Development
    Authority, Series 1993-B, RIB, (Variable rate),
                                                  8.447%       04/01/20             1,500                       1,564
   State Local Government Assistance:
     Series 1993-C,
                                                  5.500%       04/01/17(a)          2,000                       1,853
     Series 1993-E:
                                                  5.000%       04/01/21(a)          5,000                       4,275
                                                  6.000%       04/01/14             1,000                       1,001
                                                                                                           ----------
                                                                                                                8,693
                                                                                                           ----------

---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
 GAS & SANITARY SERVICES - 13.5%
   AIR TRANSPORTATION - 2.0%
   New York City Industrial
    Development Agency, American
    Airlines,
                                                  6.900%       08/01/24             2,000                       2,045
                                                                                                           ----------

   TRANSPORTATION - 11.5%
   Metropolitan Transportation Authority,
    Transportation Facilities, Series O:
                                                  5.500%       07/01/17(a)          3,200                       2,916
                                                  5.750%       07/01/13(a)          4,000                       3,800
    Authority, Series 7:
                                                    (d)        07/01/14             8,430                       2,529
                                                  4.750%       07/01/19             1,000                         795
   State Port Authority, Series 85,
                                                  5.375%       03/01/28(a)          2,000                       1,822
                                                                                                           ----------
                                                                                                               11,862
                                                                                                           ----------





                       Investment Portfolio/July 31, 1995
--------------------------------------------------------------------------------------------------------------------
UTILITY - 4.8%
   INVESTOR OWNED - 0.8%
   State Energy Research & Development
    Authority, Brooklyn Gas Co.,
    Series 1991-B, RIB, (Variable rate),
                                                  9.362%       07/15/26         $    700                  $      787
                                                                                                          ----------
   MUNICIPAL ELECTRIC - 4.0%
   State Energy Research &
    Development Authority, Consolidated
    Edison Project:
                                                  5.250%       08/15/20(a)         4,000                       3,575
      Series 1991-A,
                                                  7.500%       01/01/26              500                         536
                                                                                                          ----------
                                                                                                               4,111
                                                                                                          ----------

--------------------------------------------------------------------------------------------------------------------
WATER AND SEWER - 1.1%
   WATER & SEWER
   State Environmental Facilities
    Corp., Series 1990-A,
                                                  7.500%       06/15/12(a)         1,000                       1,121
                                                                                                          ----------
   TOTAL MUNICIPAL BONDS (Cost of $96,638)(f)                                                               101,461
                                                                                                          ----------

   SHORT-TERM OBLIGATIONS - 0.5%
--------------------------------------------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES(g)
   New York,
                                                  3.900%       08/15/03              400                         400
   New York City Water and Sewer,
    Series G,
                                                  3.850%       06/15/24              100                         100
                                                                                                          ----------
   TOTAL SHORT-TERM OBLIGATIONS                                                                                  500
                                                                                                          ----------

   OTHER ASSETS & LIABILITIES, NET - 1.1%                                                                      1,173
--------------------------------------------------------------------------------------------------------------------
   NET ASSETS - 100.0%                                                                                    $  103,134
                                                                                                          ==========


                       Investment Portfolio/July 31, 1995
-------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------

(a) These securities, or a portion thereof, with a total market value of $38,951, are being used to collateralize open futures contracts.
(b) These securities are variable rate instruments; on July 1, 1998 they will change to fixed rate instruments. Interest income is accrued daily on the notional amount at the applicable interest rates.
(c)     Notional amount.
(d)     Zero coupon bond.
(e) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(f)     Cost for federal income tax purposes is the same.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1995.


                   Acronym                         Name
                   -------                         ----
                     RIB                  Residual Interest Bond

Short futures contracts open at July 31, 1995:


                                       Par value                                                     Unrealized
                                       covered by                  Expiration                       appreciation
   Type                                 contracts                    month                           at 7/31/95
-----------------------------------------------------------------------------------------------------------------
Treasury bonds                         $ 6,800                      September                           $ 20



See notes to financial statements.



                        STATEMENT OF ASSETS & LIABILITIES
                            JULY 31, 1995 (UNAUDITED)

(in thousands except for per share amounts and footnote)
ASSETS
Investments at value (cost $96,638)                                                               $     101,461
Short-term obligations                                                                                      500
                                                                                                  -------------
                                                                                                        101,961
Receivable for:

  Interest                                                                   $    1,451
  Fund shares sold                                                                  310
  Investments sold                                                                   46
  Other                                                                              27                   1,834
                                                                             ----------           -------------
    Total Assets                                                                                        103,795

LIABILITIES
Payable for:
  Distributions                                                                     487
  Fund shares repurchased                                                           120
  Variation margin on futures                                                        36
Accrued:
  Deferred Trustees fees                                                              1
  Other                                                                              17
                                                                             ----------
    Total Liabilities                                                                                       661
                                                                                                  -------------

NET ASSETS                                                                                        $     103,134
                                                                                                  =============

Net asset value & redemption price per share -
Class A ($54,731/7,960)                                                                                   $6.88
                                                                                                  =============
Maximum offering price per share - Class A
($6.88/0.9525)                                                                                            $7.22(a)
                                                                                                  =============
Net asset value & offering price per share -
Class B ($48,403/7,040)                                                                                   $6.88(b)
                                                                                                  =============

COMPOSITION OF NET ASSETS
Capital paid in                                                                                   $     106,647
Undistributed net investment income                                                                         122
Accumulated net realized loss                                                                            (8,478)
Net unrealized appreciation on:
  Investments                                                                                             4,823
  Open futures contracts                                                                                     20
                                                                                                  -------------
                                                                                                  $     103,134
                                                                                                  =============



(a)On sales of $50,000 or more the offering price is reduced.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)


(in thousands)
INVESTMENT INCOME
Interest                                                                                             $           3,285

EXPENSES
Management fee                                                                  $          277
Service fee                                                                                 63
Distribution fee - Class B                                                                 177
Transfer agent                                                                              81
Bookkeeping fee                                                                             23
Trustees fee                                                                                 8
Custodian fee                                                                                5
Audit fee                                                                                   16
Legal fee                                                                                    4
Registration fee                                                                             5
Reports to shareholders                                                                      2
Amortization of deferred charges                                                             1
Other                                                                                        7
                                                                                --------------
                                                                                           669
Fees waived by the adviser                                                                (224)                    445
                                                                                --------------       -----------------
Net Investment Income                                                                                            2,840
                                                                                                     -----------------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                                                             (291)
  Closed futures contracts                                                              (2,390)
                                                                                --------------
     Net Realized Loss                                                                                          (2,681)
Net unrealized appreciation during the period on:
  Investments                                                                            5,196
  Open futures contracts                                                                   457
                                                                                --------------
     Net Unrealized Appreciation                                                                                 5,653
                                                                                                     -----------------
       Net Gain                                                                                                  2,972
                                                                                                     -----------------
Net Increase in Net Assets From Operations                                                           $           5,812
                                                                                                     =================



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                     (Unaudited)
                                                                                      Six months                Year ended
(in thousands)                                                                       ended July 31              January 31
                                                                                 ----------------------     -------------------
INCREASE (DECREASE) IN NET ASSETS                                                         1995                     1995
                                                                                 ----------------------     -------------------
Operations:
Net investment income                                                            $                2,840     $             5,998
Net realized loss                                                                                (2,681)                 (3,374)
Net unrealized appreciation (depreciation)                                                        5,653                  (9,199)
                                                                                 ----------------------     -------------------
    Net Increase (Decrease) from Operations                                                       5,812                  (6,575)
Distributions:
From net investment income - Class A                                                             (1,674)                 (3,470)
From net investment income - Class B                                                             (1,244)                 (2,334)
                                                                                 ----------------------     -------------------
                                                                                                  2,894                 (12,379)
                                                                                 ----------------------     -------------------
Fund Share Transactions:
Receipts for shares sold - Class A                                                                4,926                   7,297
Value of distributions reinvested - Class A                                                         811                   1,733
Cost of shares repurchased - Class A                                                             (5,933)                (12,138)
                                                                                 ----------------------     -------------------
                                                                                                   (196)                 (3,108)
                                                                                 ----------------------     -------------------
Receipts for shares sold - Class B                                                                5,857                   9,456
Value of distributions reinvested - Class B                                                         700                   1,395
Cost of shares repurchased - Class B                                                             (2,609)                 (7,464)
                                                                                 ----------------------     -------------------
                                                                                                  3,948                   3,387
                                                                                 ----------------------     -------------------
    Net Increase from Fund Share Transactions                                                     3,752                     279
                                                                                 ----------------------     -------------------
        Total Increase (Decrease)                                                                 6,646                 (12,100)

NET ASSETS
Beginning of period                                                                              96,488                 108,588
                                                                                 ----------------------     -------------------
End of period (including undistributed net
  investment income of $122 and $199, respectively)                              $              103,134     $            96,488
                                                                                 ======================     ===================

NUMBER OF FUND SHARES
Sold - Class A                                                                                      711                   1,059
Issued for distributions reinvested - Class A                                                       117                     254
Repurchased - Class A                                                                              (856)                 (1,792)
                                                                                 ----------------------     -------------------
                                                                                                    (28)                   (479)
                                                                                 ----------------------     -------------------
Sold - Class B                                                                                      850                   1,373
Issued for distributions reinvested - Class B                                                       101                     205
Repurchased - Class B                                                                              (377)                 (1,117)
                                                                                 ----------------------     -------------------
                                                                                                    574                     461
                                                                                 ----------------------     -------------------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1995 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
----------------------------------------------------------------------
In the opinion of management of Colonial New York Tax-Exempt Fund (the
Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
----------------------------------------------------------------------
ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased or sold.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net

                   Notes to Financial Statements/July 31, 1995
----------------------------------------------------------------------

investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
----------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of Trust V as follows:



     Average Net Assets                                          Annual Fee Rate
     ------------------                                         -----------------

     First $1 billion.......................................          0.55%
     Next $1 billion........................................          0.50%
     Over $2 billion........................................          0.45%


BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1995, the Distributor retained net underwriting discounts of $11,165 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $69,877 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

                   Notes to Financial Statements/July 31, 1995
----------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.

                      Valuation of shares                                  Annual
                   outstanding on the 20th of                               Fee
                  each month which were issued                              Rate
      ---------------------------------------------------                -----------

      Prior to November 30, 1994.....................                       0.10%
      On or after December 1, 1994...................                       0.25%



The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.40% annually of the Fund's average net assets.

Effective August 1, 1995, and until further notice, the expense limit changed to 0.50% of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.


NOTE 4.  PORTFOLIO INFORMATION
----------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended July 31, 1995, purchases and sales of investments, other than short-term obligations, were $10,829,240 and $7,007,331, respectively.



Unrealized appreciation (depreciation) at July 31, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

      Gross unrealized appreciation                                         $        5,506,051
      Gross unrealized depreciation                                                   (683,331)
                                                                            ------------------
          Net unrealized appreciation                                       $        4,822,720
                                                                            ==================



CAPITAL LOSS CARRYFORWARDS: At January 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

          Year of                                                             Capital loss
         expiration                                                           carryforward
      -------------------                                               ---------------------------

      1996...............                                                   $        2,052,000
      1997...............                                                              228,000
      1998...............                                                               26,000
      1999...............                                                               37,000
      2003...............                                                              187,000
                                                                            ------------------
                                                                            $        2,530,000
                                                                            ==================


                   Notes to Financial Statements/July 31, 1995
----------------------------------------------------------------------
Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the initial or variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  RESULTS OF SPECIAL SHAREHOLDERS MEETING
----------------------------------------------------------------------
On February 15, 1995, a special meeting of shareholders was held and a new Management Agreement between the Trust and Colonial Management Associates, Inc. was approved that became effective upon the completion of the merger of The Colonial Group, Inc. and Apple Merger Corporation, a subsidiary of Liberty Financial Companies, Inc. on March 24, 1995. Of the shares of beneficial interest outstanding on December 9, 1994, 8,772,394 voted for the new Management Agreement, 166,283 voted against and 570,402 abstained. Of the shares of beneficial interest outstanding that abstained, 23,704 represented broker non-votes.

                           FINANCIAL HIGHLIGHTS

  (Selected data for a share of each class outstanding throughout each period are as follows)


                                                      (Unaudited)
                                                    Six months ended                                 Year ended
                                                         July 31                                      January 31
                                      -----------------------------------------------      ------------------------------------
                                                             1995                                         1995
                                                 Class A              Class B                  Class A            Class B
                                            ----------------       -------------            --------------     ---------------
Net asset value-
   Beginning of period                         $      6.680         $     6.680               $    7.500         $    7.500
                                               ------------         -----------               ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                              0.203               0.177                    0.427              0.376
Net realized and
unrealized gain (loss)                                0.206               0.206                   (0.834)            (0.834)
                                               ------------         -----------               ----------         ----------
   Total from Investment
      Operations                                      0.409               0.383                   (0.407)            (0.458)
                                               ------------         -----------               ----------         ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.209)             (0.183)                  (0.413)            (0.362)
From capital paid in                                    ---                 ---                      ---                ---
                                               ------------         -----------               ----------         ----------
Total Distributions
   Declared to Shareholders                          (0.209)             (0.183)                  (0.413)            (0.362)
                                               ------------         -----------               ----------         ----------
Net asset value -
   End of period                               $      6.880         $     6.880               $    6.680         $    6.680
                                               ============         ===========               ==========         ==========
Total return(c)(d)                                    6.13%(e)            5.74%(e)                (5.32%)            (6.04%)
                                               ============         ===========               ==========         ==========
RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.52%(f)(g)         1.27%(f)(g)              0.42%(f)           1.17%(f)
Net investment income                                  5.87%(g)            5.12%(g)                 6.25%              5.50%
Fees and expenses waived
  or borne by the adviser                              0.44%(g)            0.44%(g)                 0.46%              0.46%
Portfolio turnover                                       14%(g)              14%(g)                   65%                65%
Net assets at end
of period (000)                                $     54,731         $    48,403               $   53,322         $   43,166


  (a) Net of fees and expenses
      waived or borne by the
      Adviser which amounted to........        $      0.015         $     0.015               $    0.032         $    0.032

  (b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.

  (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

  (d) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.

  (e) Not annualized.

  (f) Includes service fee of 0.12% (annualized) for the period ended July 31, 1995, and 0.02% (not annualized) for the year ended January 31, 1995, respectively.

  (g) Annualized.


                                                                            Year ended January 31
                                   ----------------------------------------------------------------------------------------------
                                                1994                           1993                      1992             1991
                                      Class A          Class B        Class A         Class B (b)       Class A          Class A
                                    ------------    ------------    ------------   --------------    --------------    -----------
Net asset value-
   Beginning of period                 $   7.090      $   7.090     $   6.840        $   7.130        $    6.600       $   6.590
                                       ---------      ---------     ---------        ---------        ----------       ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                   0.421          0.368         0.438            0.182             0.453           0.459
Net realized and
unrealized gain (loss)                     0.407          0.407         0.260           (0.029)            0.242           0.013
                                       ---------      ---------     ---------        ---------        ----------       ---------

   Total from Investment
      Operations                           0.828          0.775         0.698            0.153             0.695           0.472
                                       ---------      ---------     ---------        ---------        ----------       ---------

LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                (0.418)        (0.365)       (0.445)          (0.190)           (0.455)         (0.462)
From capital paid in                         ---            ---        (0.003)          (0.003)              ---             ---
                                       ---------      ---------     ---------        ---------        ----------       ---------

Total Distributions
   Declared to Shareholders               (0.418)        (0.365)       (0.448)          (0.193)           (0.455)         (0.462)
                                       ---------      ---------     ---------        ---------        ----------       ---------

Net asset value -
   End of period                       $   7.500      $   7.500     $   7.090        $   7.090        $    6.840       $   6.600
                                       =========      =========     =========        =========        ==========       =========
Total return(c)(d)                         11.95%         11.14%        10.50%            1.16%(e)         10.86%           7.42%
                                       =========      =========     =========        =========        ==========       =========

RATIOS TO AVERAGE NET ASSETS
Expenses                                    0.62%          1.37%         0.96%            1.71%(g)          1.00%           1.04%
Net investment income                       5.68%          4.93%         6.25%            5.50%(g)          6.71%           6.99%
Fees and expenses waived
  or borne by the adviser                   0.29%          0.29%         0.06%            0.06%             0.14%           0.24%
Portfolio turnover                            25%            25%            7%               7%               17%              6%
Net assets at end
of period (000)                        $  63,527      $  45,061     $  53,779        $  14,743        $   40,233       $  31,691



  (a) Net of fees and expenses
      waived or borne by the
      Adviser which amounted to..      $   0.021      $   0.021     $   0.004        $   0.001        $    0.009       $   0.016

  (b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.

  (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

  (d) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.

  (e) Not annualized.

  (f) Includes service fee of 0.12% (annualized) for the period ended July 31, 1995, and 0.02% (not annualized) for the year ended January 31, 1995, respectively.

  (g) Annualized.

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you activate any of these services, or call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.

* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial New York Tax-Exempt Fund  is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

Colonial New York Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

        COLONIAL
[LOGO]  MUTUAL FUNDS
        Earning Your Trust For
        More Than 60 Years

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations,
The Rockport Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive
Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JOHN A. McNEICE, JR.
Chairman of the Board and Director, The Colonial Group, Inc. and Colonial Management Associates, Inc. (formerly Chief Executive Officer, The Colonial Group, Inc. and Colonial Management Associates, Inc.)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


                   COLONIAL INVESTMENT SERVICES, INC. (C)1995
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                                 NY-03/193B-0795

                           Printed on recycled paper